Loss per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Loss per Share [Abstract]
Net loss	$ (12,309)	$ (9,590)
Weighted average common shares outstanding - basic (in shares)	36,949,832	35,217,339
Net loss per common share - basic (in dollars per share)	$ (0.33)	$ (0.27)